OPERATIONS AND PRINCIPAL ACTIVITIES - Consolidated VIEs in the PRC - Narrative (Details) $ in Millions	1 Months Ended
Feb. 29, 2024 USD ($)
OPERATIONS AND PRINCIPAL ACTIVITIES
Percentage of net assets acquired in variable interest entities	100.00%
Consideration for net assets acquired in variable interest entities	$ 0.0